Note 10 - Related Party Transactions and Balances - Schedule of Related Party Payments (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Professional fees		$ 65,000	$ 276,491	$ 246,488
Salaries and benefits (1)	[1]	101,200	404,800	705,591
Share-based payments		1,471,300	768,020	1,090,540
Directors’ fees		70,000	70,000	70,000
Total		$ 1,707,500	$ 1,519,311	$ 2,112,619

[1]	Effective May 1, 2019, the Chairman has deferred payment of his salary of $8,000 per month. The Company owes $160,000 to the Chairman as at December 31, 2020, which is recorded in accounts payable.